Segments (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information by segment

Segment information, and the reconciliation to the Company’s consolidated financial statements, for the three months ended March 31, 2017, is presented below:

	Consumer	Industrial	Inter Segment Eliminations	Corporate	Total
Sales, net	$1,598,640	$940,681	$(249,000)	$—	$2,290,321
Cost of goods sold	1,406,701	992,885	(249,000)	—	2,150,586
Gross profit	191,939	(52,204)	—	—	139,735

Total operating expenses	468,502	253,795	—	329,374	1,051,671

Loss from operations	(276,563)	(305,999)	—	(329,374)	(911,936)

Total other income and expenses	5,086	—	—	191,132	196,218

Loss before provision for income taxes	$(281,649)	$(305,999)	$—	$(520,506)	$(1,108,154)